Roundhill BITKRAFT Esports & Digital Entertainment ETF
Schedule of Investments
March 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.6%
Computers — 22.1%
Asetek A/S (a)(b)	90,522	$890,761
Asustek Computer, Inc. (b)	180,262	2,353,331
Corsair Gaming, Inc. (a)(f)	166,185	5,532,299
Guillemot Corp. (a)(b)	66,856	1,186,491
Keywords Studios PLC (a)(b)	72,732	2,582,949
Logitech International SA (b)	23,479	2,473,259
Razer, Inc. (a)(b)(c)	12,118,000	4,114,956
Thermaltake Technology Co., Ltd. (b)	872,423	2,439,959
Tobii AB (a)(b)	328,162	2,347,430
		23,921,435
Electronics — 5.5%
Micro-Star International Co., Ltd. (b)	423,981	2,585,522
Turtle Beach Corp. (a)	126,885	3,384,023
		5,969,545
Internet — 10.3%
AfreecaTV Co., Ltd. (b)	52,648	3,651,750
NCSoft Corp. (b)	2,897	2,234,664
Tencent Holdings Ltd. (b)	66,600	5,225,579
		11,111,993
Media — 5.2%
Modern Times Group MTG AB - Class B (a)(b)	388,187	5,633,773

Semiconductors — 2.3%
NVIDIA Corp.	4,657	2,486,512

Software — 52.0% (e)
Activision Blizzard, Inc.	59,502	5,533,686
Bilibili, Inc. - ADR (a)(b)	32,974	3,530,196
Capcom Co., Ltd. (b)	75,600	2,459,566
Com2uS Corp. (b)	17,302	2,583,643
DouYu International Holdings Ltd. - ADR (a)(b)	408,837	4,255,993
Electronic Arts, Inc.	27,956	3,784,404
Enthusiast Gaming Holdings, Inc. (a)(b)(f)	422,242	3,137,797
HUYA, Inc. - ADR (a)(b)(f)	215,461	4,197,180
Konami Holdings Corp. (b)	38,000	2,266,244
Motorsport Games, Inc. - Class A (a)	66,998	1,558,373
NetEase, Inc. - ADR (b)	32,911	3,398,390
Nexon Co., Ltd. (b)	73,500	2,387,919
Play Magnus AS (a)(b)	354,047	920,335
Sea, Ltd. - ADR (a)(b)	16,704	3,728,834
Skillz, Inc. (a)(f)	139,510	2,656,271
Take-Two Interactive Software, Inc. (a)	21,148	3,736,852
Ubisoft Entertainment SA (a)(b)	47,311	3,607,613
Unity Software, Inc. (a)	23,804	2,387,779
		56,131,075
Toys/Games/Hobbies — 2.2%
Nintendo Co., Ltd. (b)	4,200	2,349,339
TOTAL COMMON STOCKS (Cost $99,338,250)		107,603,672

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds — 0.3%
First American Government Obligations Fund - Class X, 0.04% (d)	340,562	340,562
TOTAL SHORT-TERM INVESTMENTS (Cost - $340,562)		340,562

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 8.2%
First American Government Obligations Fund - Class X, 0.04% (d)	8,873,782	8,873,782
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $8,873,782)		8,873,782

TOTAL INVESTMENTS — 108.1% (Cost $108,552,594)		116,818,016
Other assets and liabilities, net — (8.1)%		(8,792,850)
NET ASSETS — 100.0%		$108,025,166

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown is the annualized seven-day yield at period end.
(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(f)	All or a portion of this security is on loan as of March 31, 202. The market values of securities out on loan is $8,773,046.
Percentages are stated as a percent of net assets.

	COUNTRY	Percentage of Net Assets
	United States	28.8%
	Cayman Islands`	26.3%
	Japan	8.8%
	Republic of Korea	7.8%
	Sweden	7.4%
	Taiwan	6.8%
	France	4.4%
	Canada	2.9%
	United Kingdom	2.4%
	Switzerland	2.3%
	Norway	0.9%
	Denmark	0.8%
	Total Country	99.6%
	SHORT-TERM INVESTMENTS	0.3%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	8.2%
	TOTAL INVESTMENTS	108.1%
	Other assets and liabilities, net	-8.1%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$107,603,672	$-	$-	$107,603,672
Money Market Funds	340,562	-	-	340,562
Investments Purchased With Proceeds From Securities Lending	8,873,782	-	-	8,873,782
Total Investments - Assets	$116,818,016	$-	$-	$116,818,016

* See the Schedule of Investments for industry classifications.